COMMITMENTS AND CONTINGENCIES (Details) - Temporary Equity (USD $)	3 Months Ended		12 Months Ended			114 Months Ended	117 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Mar. 31, 2014
Temporary Equity [Abstract]
Cash and note relief received for shares issued			$ 197,000	$ 227,000	$ 89,000
Mark redeemable common stock up/down to the redeemable amount			52,346	29,516	(974)
Interest on redeemable common stock	14,644	8,961	50,922	22,701	247	73,870	88,514
Redeemable common stock value	$ 682,402		$ 667,758	$ 367,490	$ 88,273	$ 667,758	$ 682,402